Investments	12 Months Ended
Dec. 31, 2020
Investments
Investments

15 Investments

Equity-accounted investments

	2020				2019
	Investments in				Investments in
	unconsolidated entities	Joint			unconsolidated entities	Joint
(€ million)	controlled by Eni	ventures	Associates	Total	controlled by Eni	ventures	Associates	Total
Carrying amount - beginning of the year	86	4,592	4,357	9,035	95	5,497	1,452	7,044
Changes in accounting policies (IAS 28)						22		22
Carrying amount restated - beginning of the year	86	4,592	4,357	9,035	95	5,519	1,452	7,066
Additions and subscriptions	2	75	198	275	6	76	2,910	2,992
Divestments and reimbursements		(3)	(1)	(4)	(5)		(17)	(22)
Share of profit of equity-accounted investments	3	21	14	38	6	80	75	161
Share of loss of equity-accounted investments	(2)	(1,399)	(332)	(1,733)	(10)	(157)	(17)	(184)
Deduction for dividends	(5)	(296)	(13)	(314)	(4)	(1,073)	(61)	(1,138)
Change in the scope of consolidation	3	30	1	34	1			1
Currency translation differences	(4)	(254)	(345)	(603)	2	67	17	86
Other changes	(3)	66	(42)	21	(5)	80	(2)	73
Carrying amount - end of the year	80	2,832	3,837	6,749	86	4,592	4,357	9,035

Acquisitions and share capital increases mainly related: (i) for €89 million to the acquisition of a 49% stake in Novis Renewables Holdings Llc and a 50% stake in Novis Renewables Llc and the subsequent capital increase of both companies as part of the partnership with Falck Renewables for the joint development of renewable energy projects in the United States; (ii) for €72 million to the acquisition of a 40% stake of Finproject SpA, a company operating in the compounding sector and in the production of ultralight fabrics, businesses more resilient to the volatility of the chemicals market; (iii) for €38 million to a capital contribution made to Lotte Versalis Elastomers Co Ltd, a joint venture operating in the manufacturing of elastomers in South Korea.

The accounting under the equity method included losses related to: (i) Vår Energi AS for €918 million due to impairment losses recorded at the CGUs of the investee due to a revised long-term outlook for hydrocarbons prices and changes in production profiles; (ii) Abu Dhabi Oil Refining Co (Takreer) for €275 million due to a weaker refining scenario and the recognition of a significant loss in the alignment of the book values of inventories at their net realizable values; (iii) Saipem SpA for €354 million due to a weaker scenario, which impacted the investment decisions of oil companies together with the curtailments of expenditures made during the downturn driving, lower demand for oil and gas services as well as the recognition of impairment losses in particular in the Offshore Drilling CGU.

Share of losses of equity-accounted investments included a loss of €46 million accounted at the joint venture Cardón IV SA (Eni’s interest 50%) which is operating the Perla gas field in Venezuela, affected by the slowdown in the gas supplies to the buyer PDVSA due to a deteriorated operating environment.

Deduction for dividends related for €274 million to Vår Energi AS.

Net carrying amount related to the following companies:

	December 31, 2020		December 31, 2019
	Net carrying	% of the	Net carrying	% of the
(€ million)	amount	investment	amount	investment
Investments in unconsolidated entities controlled by Eni
Eni BTC Ltd	24	100.00	30	100.00
Other	56		56
	80		86
Joint ventures
Vår Energi AS	1,144	69.85	2,518	69.60
Saipem SpA	908	31.08	1,250	30.99
Unión Fenosa Gas SA	242	50.00	326	50.00
Cardón IV SA	199	50.00	148	50.00
Gas Distribution Company of Thessaloniki - Thessaly SA	140	49.00	139	49.00
Lotte Versalis Elastomers Co Ltd	51	50.00	74	50.00
PetroJunín SA	50	40.00	53	40.00
Società Oleodotti Meridionali - SOM SpA	32	70.00
AET - Raffineriebeteiligungsgesellschaft mbH	17	33.33	35	33.33
Other	49		49
	2,832		4,592

Associates
Abu Dhabi Oil Refining Co (Takreer)	2,335	20.00	2,829	20.00
Angola LNG Ltd	1,039	13.60	1,159	13.60
Coral FLNG SA	138	25.00	102	25.00
Finproject SpA	73	40.00
Novis Renewables Holdings Llc	65	49.00
United Gas Derivatives Co	58	33.33	69	33.33
Novamont SpA			71	25.00
Other	129		127
	3,837		4,357
	6,749		9,035

Results of equity-accounted investments by segment are disclosed in note 35 — Segment information and information by geographical area.

The carrying amounts of equity-accounted investments included differences between the purchase price of acquired interests and their underlying book value of net assets amounting to €44 million relating to Finproject SpA. This surplus was driven by the long-term profitability outlook of the acquired company at the time of the acquisition.

As of December 31, 2020, the market value of the investments listed in regulated stock markets was as follows:

Saipem SpA
Number of shares held	308,767,968
% of the investment	31.08
Share price (€)	2.205
Market value (€ million)	681
Book value (€ million)	908

As of December 31, 2020, the fair value of Saipem was 25% lower than the book value in Eni's financial statements. Due to this impairment indicator, given the volatility of the stock and the significant spending cuts implemented by the oil companies in the short and medium term in response to the collapse in hydrocarbons prices, management performed an impairment test of the book value of the investment based on an internal estimation of the value in use of the investment, which confirmed the carrying amount.

Additional information is included in note 37 — Other information about investments.

Other investments

(€ million)	2020	2019
Carrying amount – beginning of the year	929	919
Additions and subscriptions	8	11
Change in the fair value	24	(3)
Divestments and reimbursements	(12)	(12)
Currency translation differences	(61)	15
Other changes	69	(1)
Carrying amount – end of the year	957	929

The fair value of the main non-controlling interests in non-listed investees on regulated markets, classified within level 3 of the fair value hierarchy, was estimated based on a methodology that combines future expected earnings and  the sum-of-the-parts methodology (so-called residual income approach) and takes into account, inter alia, the following inputs: (i) expected results, as a gauge of the future profitability of the investees, derived from the business plans, but adjusted, where appropriate, to include the assumptions that market participants would incorporate; (ii) the cost of capital, adjusted to include the risk premium of the specific country in which each investee operates. A stress test based on a 1% change in the cost of capital considered in the valuation did not produce significant changes at the fair value evaluation.

Dividend income from these investments is disclosed in note 31 — Income (expense) from investments.

The investment book value as of December 31, 2020 primarily related to Nigeria LNG Ltd for €579 million (€657 million at December 31, 2019), Saudi European Petrochemical Co “IBN ZAHR” for €115 million (€146 million at December 31, 2019) and Novamont SpA for €77 million.